Directors' and key management remuneration (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Information About Key Management Personnel [Abstract]
Summary of aggregate remuneration

Aggregate remuneration, calculated in accordance with the UK Companies Act 2006, of the directors of the parent companies was as follows:

	2017 US$’000	2016 US$’000	2015 US$’000
Emoluments	8,339	9,186	10,590
Long-term incentive plans	4,685	3,071	2,118
	13,024	12,257	12,708
Pension contributions: defined contribution plans	135	69	52
Gains made on exercise of share options	-	-	1

Summary of aggregate compensation, representing the expense

Aggregate compensation, representing the expense recognised under IFRS, as defined in note 1, of the Group’s key management, including directors, was as follows:

	2017 US$’000	2016 US$’000	2015 US$’000
Short-term employee benefits and costs	23,095	22,269	25,616
Post-employment benefits	415	3,461	1,049
Employment termination benefits	-	2,682	-
Share-based payments	8,033	15,806	17,566
	31,543	44,218	44,231